Amounts receivable - Schedule of amounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables	$ 18,285	$ 22,144
Current taxes recoverable - Brazil	2,156	1,154
Current taxes recoverable - Other	506	358
Other receivables	28	28
Total trade and other current receivables	$ 20,975	$ 23,684